Capital Management and Dividends - Additional Information (Detail) In Millions, except Share data, unless otherwise specified	1 Months Ended			12 Months Ended				1 Months Ended
	May 31, 2013 USD ($)	Jan. 31, 2013 USD ($)	Jul. 31, 2012 USD ($)	Mar. 31, 2013 USD ($)	Mar. 31, 2012 USD ($)	Mar. 31, 2012 AUD	May 21, 2012	May 31, 2013 Special dividend declared [Member] USD ($)
Aggregate number of shares acquired					3,400,000	3,400,000
Aggregate cost of common stock					$ 19.0	19.1
Average price paid per share of common stock					$ 5.55	5.59
Percentage of stock repurchase program authorized							5.00%
Number of securities bought back				0
Total amount of dividend		$ 22.1	$ 166.4	$ 188.5	$ 17.4
Interim ordinary dividend to shareholders		$ 0.05	$ 0.38
Interim ordinary dividend to shareholders	$ 0.13							$ 0.24
Dividend paid date				Jul. 26, 2013
Dividend paid, record date				Jun. 28, 2013